BLACKROCK LIQUIDITY FUNDS

TempCash

TempFund

BlackRock Liquid Federal Trust Fund

FedFund

T-Fund

Treasury Trust Fund

California Money Fund

MuniCash

New York Money Fund

(individually, a “Fund” and collectively, the “Funds”)

Supplement dated January 14, 2022 to the Institutional and Capital Shares Prospectuses of the Funds, dated February 26, 2021, as supplemented to date

The Funds’ internet-based trade order system has recently been updated allowing the deadlines for each Fund (other than FedFund and T-Fund) for the receipt of purchase and redemption orders via the Funds’ internet-based trade order system to be placed up to 5 minutes prior to the trade deadlines currently listed in the Prospectuses. FedFund and T-Fund will impose deadlines for the receipt of purchase and redemption orders via the internet-based trade order system 30 minutes earlier than the trade deadlines currently listed in the Prospectuses.

Generally, shareholders attempting to submit trades through the internet-based trade order system after the applicable internet-based trading deadline will be blocked and will have to submit their orders during the next window when internet-based trading resumes or place their orders via telephone or other electronic means. The trade deadlines for orders placed via other methods will not be affected.

Accordingly, effective February 28, 2022:

The section of the Prospectuses entitled “Account Information—Purchase of Shares” is amended by deleting the table in that section in its entirety and replacing the table with the following:

Fund	Deadline (Eastern time)
TempCash[1]	3:00 p.m.
TempFund[2]	8:00 a.m., 12:00 p.m. and 3:00 p.m.
BlackRock Liquid Federal Trust Fund[3]	2:30 p.m.
FedFund[4]	5:00 p.m.
T-Fund[4]	5:00 p.m.
Treasury Trust Fund[3]	2:30 p.m.
California Money Fund[5]	1:00 p.m.
MuniCash[3]	2:30 p.m.
New York Money Fund[5]	1:00 p.m.

[1]

Purchase orders for Shares of TempCash placed after 2:55 p.m. Eastern time will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason.

[2]

Purchase orders for Shares of TempFund transmitted by the Fund’s internet-based order entry program will not be accepted until the time they are received by the Fund. Due to potential time delays between the time an order is placed and the time it is received by the Fund, purchase orders for Shares of TempFund placed through the Fund’s internet-based order entry program after 7:55 a.m. and 11:55 a.m. Eastern time (but prior to the corresponding deadlines listed for TempFund in the chart above, respectively) may not be received by the

Fund in time for an account holder to receive the NAV calculated in connection with each such deadline, respectively. Transmitted orders will receive the NAV next calculated after they are received by the Fund. Purchase orders for Shares of TempFund placed after 2:55 p.m. Eastern time (but prior to 3:00 p.m.) will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Fund also reserves the right to limit the amount of such orders or to reject an order for any reason.

[3]

Purchase orders for Shares of BlackRock Liquid Federal Trust Fund, Treasury Trust Fund and MuniCash placed after 2:25 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

[4]

Purchase orders for Shares of FedFund and T-Fund placed after 4:30 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

[5]

Purchase orders for Shares of California Money Fund and New York Money Fund placed after 12:55 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

The section of the Prospectuses entitled “Account Information—Redemption of Shares” is amended by deleting the table in that section in its entirety and replacing the table with the following:

Fund	Deadline (Eastern time)
TempCash[1]	3:00 p.m.
TempFund[2]	8:00 a.m., 12:00 p.m. and 3:00 p.m.
BlackRock Liquid Federal Trust Fund[3]	2:30 p.m.
FedFund[4]	5:00 p.m.
T-Fund[4]	5:00 p.m.
Treasury Trust Fund[3]	2:30 p.m.
California Money Fund[5,6]	1:00 p.m.
MuniCash[5,6]	1:00 p.m.
New York Money Fund[5,6]	1:00 p.m.

[1]

Redemption orders for Shares of TempCash placed after 2:55 p.m. Eastern time will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Fund’s office no later than the stated deadline. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

[2]

Redemption orders for Shares of TempFund transmitted by the Fund’s internet-based order entry program will not be accepted until the time they are received by the Fund. Due to potential time delays between the time an order is placed and the time it is received by the Fund, redemption orders for Shares of TempFund placed through the Fund’s internet-based order entry program after 7:55 a.m. and 11:55 a.m. Eastern time (but prior to the corresponding deadlines listed for TempFund in the chart above, respectively) may not be received by the Fund in time for an account holder to receive the NAV calculated in connection with each such deadline, respectively. Transmitted orders will receive the NAV next calculated after they are received by the Fund. Redemption orders for Shares of TempFund placed after 2:55 p.m. Eastern time (but prior to 3:00 p.m.) will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Fund’s office no later than the stated deadline. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

[3]

Redemption orders for Shares of BlackRock Liquid Federal Trust Fund and Treasury Trust Fund placed after 2:25 p.m. Eastern time will not be transmitted by the Fund’s internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Fund’s office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

[4]

Redemption orders for Shares of FedFund and T-Fund placed after 4:30 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

[5]

Redemption orders for Shares of California Money Fund, MuniCash and New York Money Fund placed after 12:55 p.m. Eastern time will not be transmitted by the Funds’ internet-based order entry program. Account holders may transmit their trades during the next time window when internet-based trading resumes. Shareholders placing orders through a Financial Intermediary are responsible for making certain that their Financial Intermediary communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

[6]

California Money Fund, MuniCash and New York Money Fund each reserve the right to limit the amount of redemption orders that will be paid on the same day for redemption orders received after 12:00 p.m. Eastern time.

Shareholders should retain this Supplement for future reference.

PRO-BLF2-0122SUP

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